EQUITY BASED COMPENSATION (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	May 05, 2017	Apr. 26, 2017
EQUITY-BASED COMPENSATION
Equity options term		7 years
Vesting period	3 years	3 years
Share Price	$ 20.00
Minimum
EQUITY-BASED COMPENSATION
Equity options term	7 years
Maximum
EQUITY-BASED COMPENSATION
Equity options term	10 years
Class A common stock | IPO
EQUITY-BASED COMPENSATION
Share Price			$ 14.00	$ 14.00
2016 plan | Maximum
EQUITY-BASED COMPENSATION
Equity options term	10 years
2016 plan | Class A common stock
EQUITY-BASED COMPENSATION
Maximum number of shares	4,600,000	4,600,000
Percentage of common stock sold in underwritten public offering		8.00%
2016 plan | Class A common stock | Over-allotment option
EQUITY-BASED COMPENSATION
Percentage of common stock sold in underwritten public offering	8.00%
Phantom Equity Awards
EQUITY-BASED COMPENSATION
Cash payment (per phantom unit)			$ 5.53